CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Retained Earnings	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests
Other items
Equity | Previously stated	$ 97,150		$ 67,335	$ 4,457	$ 271	$ 14,244	$ 645	$ 7,556	$ (1,833)	$ 307	$ 25,647		$ 4,168
Beginning balance (Previously stated) at Dec. 31, 2018	97,150		67,335	4,457	271	14,244	645	7,556	(1,833)	307	25,647		4,168
Changes in period:
Net income attributable to shareholders	2,807	$ 2,807									2,807
Non-controlling interests	2,547		2,547
Net income	5,354
Other comprehensive income	2,712
Other comprehensive income			2,188
Other comprehensive income	524							591	(190)	123	524
Comprehensive income	8,066
Comprehensive income, attributable to non-controlling interests	4,735		4,735
Comprehensive income, attributable to owners of parent	3,331	2,807						591	(190)	123	3,331
Dividends recognised as distributions to non-controlling interests	8,568		8,568
Dividends recognised as distributions to owners	620					620					620
Shareholder distributions
Preferred equity	(152)					(152)					(152)
Non-controlling interests	(8,568)		(8,568)
Other items
Issue of equity	19,090		16,636	2,848	(40)	(331)					2,477		(23)
Share-based compensation	(13)				55	(68)					(13)
Ownership changes	1,893		1,695			146	365	(271)	6	(48)	198
Total change in period	19,696		14,498	2,848	15	1,782	365	320	(184)	75	5,221		(23)
Ending balance (Previously stated) at Dec. 31, 2019	116,846		81,833	7,305	286	16,026	1,010	7,876	(2,017)	382	30,868		4,145
Ending balance at Dec. 31, 2019	116,846		81,833	7,305	286	16,026	1,010	7,876	(2,017)	382	30,868	$ 76,557	4,145	$ 5,276
Other items
Shareholders	2,807	2,807									2,807
Common equity	(620)					(620)					(620)
Net income	5,354
Shareholders	2,807	2,807									2,807
Non-controlling interests	2,547		2,547
Other comprehensive income	524							591	(190)	123	524
Other comprehensive income	2,712
Other comprehensive income			2,188
Dividends paid, other shares	152					152					152
Dividends recognised as distributions to owners	620					620					620
Dividends recognised as distributions to non-controlling interests	8,568		8,568
Issue of equity	19,090		16,636	2,848	(40)	(331)					2,477		(23)
Share-based compensation	(13)				55	(68)					(13)
Ownership changes	1,893		1,695			146	365	(271)	6	(48)	198
Increase (decrease) in equity	19,696		14,498	2,848	15	1,782	365	320	(184)	75	5,221		(23)
Equity | Previously stated	97,150		67,335	4,457	286	16,026	645	7,556	(1,833)	307	25,647		4,168
Equity	116,846		81,833	7,305	286	16,026	1,010	7,876	(2,017)	382	30,868	76,557	4,145	5,276
Equity | Previously stated	116,846		81,833	7,305	286	16,026	1,010	7,876	(2,017)	382	30,868		4,145
Equity	116,846		81,833	7,305	286	16,026	1,010	7,876	(2,017)	382	30,868	76,557	4,145	5,276
Net income attributable to shareholders	(134)	(134)									(134)
Non-controlling interests	841		841
Net income	707
Other comprehensive income	2,313
Other comprehensive income			1,495
Other comprehensive income	818							1,005	(332)	145	818
Comprehensive income	3,020
Comprehensive income, attributable to non-controlling interests	2,336		2,336
Comprehensive income, attributable to owners of parent	684	(134)						1,005	(332)	145	684
Dividends recognised as distributions to non-controlling interests	6,493
Dividends recognised as distributions to owners	726					726					726
Preferred equity	(141)					(141)					(141)
Non-controlling interests	(6,493)
Issue of equity	12,449		12,719	63	(60)	(273)					(270)
Share-based compensation	36				59	(23)					36
Ownership changes	(2,349)		(3,591)			449	1,681	(1,351)	216	247	1,242
Total change in period	5,796		4,971	63	(1)	(848)	1,681	(346)	(116)	392	825		0
Ending balance at Dec. 31, 2020	122,642		86,804	7,368	285	15,178	2,691	7,530	(2,133)	774	31,693	80,915	4,145	5,889
Other items
Shareholders	(134)	(134)									(134)
Common equity	(726)					(726)					(726)
Net income	707
Shareholders	(134)	$ (134)									(134)
Non-controlling interests	841		841
Other comprehensive income	818							1,005	(332)	145	818
Other comprehensive income	2,313
Other comprehensive income			1,495
Dividends paid, other shares	141					141					141
Dividends recognised as distributions to owners	726					726					726
Dividends recognised as distributions to non-controlling interests	6,493
Issue of equity	12,449		12,719	63	(60)	(273)					(270)
Share-based compensation	36				59	(23)					36
Ownership changes	(2,349)		(3,591)			449	1,681	(1,351)	216	247	1,242
Increase (decrease) in equity	5,796		4,971	63	(1)	(848)	1,681	(346)	(116)	392	825		0
Equity | Previously stated	116,846		81,833	7,305	286	16,026	1,010	7,876	(2,017)	382	30,868		4,145
Equity	122,642		81,833	7,305	286	15,178	1,010	7,876	(2,017)	382	31,693	76,557	4,145	5,276
Equity	$ 122,642		$ 86,804	$ 7,368	$ 285	$ 15,178	$ 2,691	$ 7,530	$ (2,133)	$ 774	$ 31,693	$ 80,915	$ 4,145	$ 5,889